Fair Value Measurements - Summary Of Assets And Liabilities Required To Be Carried At Fair Value On A Recurring Basis (Detail) - Fair Value, Recurring [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Forward exchange contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		$ 2.9
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	$ (2.8)	(0.1)
Forward exchange contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		2.9
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	(2.8)	(0.1)
Interest rate swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	35.6	41.1
Interest rate swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	$ 35.6	$ 41.1